ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

US$ MILLIONS	Note	2018	2017
Current:
Accounts payable(1)		$463	$246
Accrued & other liabilities		585	400
Deferred revenue	(i)	154	159
Provisions		106	59
Total current		$1,308	$864

Non-current:
Deferred revenue	(i)	$323	$300
Pension liabilities(2)		81	100
Provisions		148	95
Other liabilities		225	298
Total non-current		$777	$793

(1)
The average credit period on purchases of goods and services is 30 days. No interest is incurred on trade creditors. Brookfield Infrastructure has financial risk management policies in place to ensure that all payables are paid within the pre-agreed credit terms.

(2)	See Note 31, Retirement Benefit Plans for further details.